Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Earnings Per Share [Abstract]
Net income/(loss)	$ (21,534)	$ (7,357)
Weighted average number of ordinary shares (in shares)	54,110,584	54,103,593
Share options (in shares)	0	0
Weighted average number of ordinary shares (in shares)	54,110,584	54,103,593
Net income/(loss) per share:
Basic and diluted (in usd per share)	$ (0.40)	$ (0.14)